Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Summary of Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation of right-of-use assets	$ (9,206)	$ (8,706)
Impairment of properties, plant and equipment, intangible and Goodwill	(34,149)
Operational leases	(1,226)	(1,587)	$ (1,133)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,631)	(1,313)	(1,117)
Total expenses by nature	(5,192,568)	(1,951,706)	(1,540,950)
Other expenses by nature
Statement [Line Items]
Raw materials and consumables	(561,709)	(345,356)	(287,877)
Employee benefit expenses	(372,457)	(272,323)	(234,108)
Depreciation expense	(218,714)	(195,678)	(182,452)
Depreciation of right-of-use assets	(9,205)	(8,706)	(8,431)
Impairment of properties, plant and equipment, intangible and Goodwill	(42,233)	(6,060)	(11,644)
Amortization expense	(16,539)	(9,855)	(13,029)
Legal expenses	(6,841)	(42,254)	(69,965)
Investment plan expenses	(19,020)	(15,058)	(15,054)
Exploration expenses	0	(284)	(5,262)
Provision for materials, spare parts and supplies	(7,099)	(505)	640
Contractors	(201,579)	(162,677)	(147,096)
Operational leases	(75,249)	(70,584)	(60,572)
Mining concessions	(14,585)	(7,325)	(6,645)
Operational transportation	(91,130)	(76,004)	(68,730)
Freight and product transport costs	(94,727)	(77,353)	(52,156)
Purchase of products from third parties	473,742	329,464	260,089
CORFO rights y other agreements	(3,272,897)	(247,604)	(74,418)
Export costs	153,162	99,212	88,176
Expenses related to variable lease payments (contracts under IFRS 16)	(3,631)	(1,313)	(1,117)
Insurance	(46,334)	(25,770)	(21,135)
Consultant and advisor services	(27,235)	(17,332)	(13,880)
Variation in gross inventory	(631,156)	(85,709)	(102,446)
Variation in inventory provision	27,324	(5,038)	(7,244)
Other expenses	$ (88,312)	$ (31,736)	$ (29,444)